Note 11 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets measured at fair value on a recurring basis	$ 165	$ 1,153
Current liability	281	1,915
Non-current liability	1,257	359
Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value on a recurring basis
Current liability
Non-current liability
Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value on a recurring basis	165	1,153
Current liability
Non-current liability	1,257	359
Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value on a recurring basis
Current liability	281	1,915
Non-current liability